Related Party Transactions (Details Narrative) (6-K)							1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2019 $ / shares	Oct. 30, 2019 $ / shares	Oct. 11, 2019 AUD ($) $ / shares shares	Jul. 11, 2019 AUD ($)	Nov. 29, 2018 shares	Aug. 02, 2018 Tranches shares	Dec. 31, 2018 AUD ($)	Dec. 31, 2019 AUD ($) Shareholder shares	Jun. 30, 2019 AUD ($) shares $ / shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Oct. 04, 2019 $ / shares	Aug. 31, 2018 AUD ($)
Statement Line Items [Line Items]
Number of shareholders that control more than 50% of the issued capital | Shareholder
Number of shares issued price per share | $ / shares												$ 0.40
Exercise price of options | $ / shares	$ 0.008	$ 0.008
Share-based payments expense									$ 335,102	$ 129,635	$ 120,287
Investment									11,018	11,018
Blockshine Health Pty Ltd [Member]
Statement Line Items [Line Items]
Investments in joint ventures accounted for using equity method							$ 250,000	$ 250,000	$ 250,000
Ownership interest, percentage							49.00%	49.00%	49.00%
Genetic Technologies Hk Limited And Aocheng Genetic Technologies Co. Ltd [Member]
Statement Line Items [Line Items]
Minimum amount for gaining access													$ 800,000,000,000
Performance Rights [Member]
Statement Line Items [Line Items]
Exercise price of options | $ / shares									$ 0.0
Number of rights issued | shares					76,250,000
Share-based payments expense								$ 33,771	$ 104,441		$ 120,287
Framework Agreement With Blockchain Global Limited [Member]
Statement Line Items [Line Items]
Number of shares proposed to be issued upon achievement of milestone | shares						486,000,000
Number of tranches | Tranches						3
Framework Agreement With Blockchain Global Limited [Member] | Mr. Sam Lee [Member]
Statement Line Items [Line Items]
Percentage of direct and indirect share interest on entity								21.00%
Framework Agreement With Blockchain Global Limited [Member] | Mr Peter Rubinstein [Member]
Statement Line Items [Line Items]
Percentage of direct and indirect share interest on entity								8.00%
Framework Agreement With Blockchain Global Limited [Member] | Mr. George Muchnicki [Member]
Statement Line Items [Line Items]
Percentage of direct and indirect share interest on entity								3.40%
Lodge Corporate [Member]
Statement Line Items [Line Items]
Services received, related party transactions								$ 121,225	$ 67,000
Underwriting of capital raise								$ 88,000
Percentage of underwriting capital raise								2.00%
Mr. Philips Hains [Member]
Statement Line Items [Line Items]
Services received, related party transactions				$ 251,170
Number of years of extensive experience				30 years
Peter Rubinstein and Dr. George Muchnicki [Member]
Statement Line Items [Line Items]
Description on transaction with related parties			On 11 October 2019, the Company updated the market to advise that the offer was from that time agreed to be underwritten by Lodge Corporate Pty Ltd and that two of the Company's directors (Peter Rubinstein and Dr. George Muchnicki), had agreed to sub-underwrite the offer. Both directors, in conjunction with the underwriter Lodge Corporate Pty Ltd, subsequently agreed amongst themselves to alter the respective sub-underwritten amounts, but the total to be sub-written between them ($2 million) remained same, as did the total underwritten amount (of $4 million). Accordingly, the underwritten offer subsequently was sub-underwritten by Peter Rubinstein and Dr. George Muchnicki (each as up to $1 million) in conjunction with a consortium of non-associated wholesale investors (also as sub-underwriters) who in aggregate equate to the underwritten amount of $4 million, each in accordance with the terms of their separate sub-underwriting agreements with Lodge Corporate Pty Ltd (each a Sub-Underwriting Agreement).
Sub-underwritten amount			$ 2,000,000
Total underwritten amount			$ 4,000,000
Number of options issued calculated for every two shares | shares			1
Peter Rubinstein [Member]
Statement Line Items [Line Items]
Number of unlisted options issued | shares			125,000,000
Dr. George Muchnicki [Member]
Statement Line Items [Line Items]
Number of unlisted options issued | shares			125,000,000
Underwriter Option [Member]
Statement Line Items [Line Items]
Options expiration term			3 years
Exercise price of options | $ / shares			$ 0.08
Floor exercise price of options | $ / shares			$ 0.004
Dr. Paul Kaisian [Member] | Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights cancelled during period | shares								57,500,000
Value of forfeiture of performance rights								$ 81,983
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					7,500,000				7,500,000
Share-based payments expense									$ 11,229
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					25,000,000				25,000,000
Share-based payments expense									$ 37,431
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					25,000,000				25,000,000
Share-based payments expense									$ 27,708
Dr. Lindsay Wakefield [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					3,750,000				3,750,000
Share-based payments expense									$ 5,614
Mr. George Muchnicki [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					6,250,000
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					5,000,000				5,000,000
Share-based payments expense									$ 7,486
Mr. Xue Lee [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares					3,750,000
Number of rights cancelled during period | shares								3,750,000
Blockshine Technology Corporation [Member]
Statement Line Items [Line Items]
Investment								$ 43,380